Inventories	12 Months Ended
Dec. 31, 2016
Inventories
Inventories

5.Inventories

Inventories consisted of the following:

	December 31,	December 31,
	2016	2015
Raw materials	—	1,740
Goods in Transit	631	3,354
Finished goods	$11,635	$22,151

Total	$12,266	$27,245

In 2016, 2015 and 2014, inventories were written down by $806, $2,493 and nil, respectively, to reflect the lower of cost or market price.